SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Foresea Holdings SA	19,278	$626,535
[a,b]	Malamute Energy, Inc.	847	847
			627,382
	Telecommunication Services — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,235
			22,235
	Total Common Stock (Cost $1,763,028)		649,617
	Preferred Stock — 0.5%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[c]	Summit Midstream Corp. Series A, 12.284%, 7/30/2026	21,140	3,424,257
			3,424,257
	Financial Services — 0.3%
	Capital Markets — 0.3%
[a]	Calamos Strategic Total Return Fund, 6.24%, 9/9/2029	510,000	12,576,600
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	868	20,967,408
			33,544,008
	Insurance — 0.2%
	Insurance — 0.2%
[d]	Reinsurance Group of America, Inc., 7.125% (5-Yr. CMT + 3.46%), 10/15/2052	611,975	15,691,039
			15,691,039
	Total Preferred Stock (Cost $52,417,681)		52,659,304
	Asset Backed Securities — 9.9%
	Auto Receivables — 3.2%
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2022-2A Class B, 7.70% due 2/15/2029	$1,760,000	1,779,148
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	228,725	229,077
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	837,465	844,244
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	1,936,457	1,948,691
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	2,470,028	2,496,808
	Carvana Auto Receivables Trust,
[e]	Series 2021-N4 Class E, 4.53% due 9/11/2028	5,476,703	5,388,864
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	693,320
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,036,860
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	779,964
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	791,618
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	3,271,248	3,211,927
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,214,615
[e]	Series 2022-P1 Class XS, due 1/10/2029	102,114,001	252,160
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	2,215,526	2,241,673
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	4,439,144	4,440,432
	Series 2022-3A Class D, 6.76% due 9/15/2028	12,367,594	12,448,922
	Series 2022-4A Class D, 5.98% due 12/15/2028	701,312	703,606
	Series 2022-6A Class D, 8.03% due 4/6/2029	11,237,548	11,396,354
	Series 2023-4A Class C, 6.51% due 8/15/2028	482,575	483,242
	Series 2024-2A Class C, 5.74% due 5/15/2029	751,503	754,839
	FHF Issuer Trust,
[e]	Series 2024-3A Class A2, 4.94% due 11/15/2030	3,523,619	3,522,718
[e]	Series 2025-2A Class A2, 5.75% due 5/15/2030	25,505,101	25,677,959
[e]	Series 2026-1A Class A1, 4.631% due 5/17/2027	12,777,205	12,785,926

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	$180,745	$181,026
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	5,001,815
	Flagship Credit Auto Trust,
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	421,787
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	833,600
[e]	Series 2020-4 Class E, 3.84% due 7/17/2028	3,762,559	3,751,932
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	4,011,871
[e]	Series 2022-4 Class C, 7.71% due 10/16/2028	3,267,291	3,291,641
	GLS Auto Receivables Issuer Trust,
[e]	Series 2021-4A Class D, 2.48% due 10/15/2027	2,837,649	2,831,770
[e]	Series 2022-2A Class E, 5.50% due 6/15/2029	8,010,000	8,044,306
[e]	Series 2022-3A Class E, 8.35% due 10/15/2029	17,850,000	18,426,505
[e]	Series 2025-4A Class A2, 4.37% due 10/16/2028	5,405,341	5,407,039
[e]	JPMorgan Chase Bank NA - CACLN, Series 2021-1 Class R, 28.348% due 9/25/2028	187,564	191,480
[e]	Lendbuzz Securitization Trust, Series 2023-2A Class A2, 7.09% due 10/16/2028	718,003	724,305
[e]	Lobel Automobile Receivables Trust, Series 2026-1 Class A, 4.88% due 10/16/2028	14,558,926	14,579,251
[e]	Research-Driven Pagaya Motor Asset Trust, Series 2026-1A Class A2, 4.515% due 1/25/2035	9,592,000	9,572,504
	Research-Driven Pagaya Motor Trust,
[e]	Series 2025-5A Class A2, 4.575% due 6/26/2034	18,528,395	18,523,604
[e]	Series 2025-6A Class A2, 4.705% due 8/25/2034	28,203,000	28,207,779
[e]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	8,452,008	8,474,779
[e]	Santander Bank Auto Credit-Linked Notes, Series 2022-C Class G, 18.057% due 12/15/2032	6,273,061	6,465,885
	Santander Drive Auto Receivables Trust,
	Series 2024-3 Class B, 5.55% due 9/17/2029	22,800,000	22,915,715
	Series 2026-1 Class A2, 4.04% due 3/15/2029	9,194,595	9,179,515
	Tricolor Auto Securitization Trust,
[b,e,f]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,028,264	944,460
[b,e,f]	Series 2024-3A Class A, 5.22% due 6/15/2028	2,202,828	1,817,113
[e]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,934,009
	Veros Auto Receivables Trust,
[e]	Series 2025-1 Class A, 5.31% due 9/15/2028	5,826,469	5,838,061
[e]	Series 2026-1 Class A, 4.53% due 8/15/2028	6,834,253	6,836,105
	Westlake Automobile Receivables Trust,
[e]	Series 2022-2A Class E, 6.00% due 12/15/2027	30,832,000	30,904,414
[e]	Series 2024-1A Class D, 6.02% due 10/15/2029	8,350,000	8,477,477
			326,912,715
	Credit Card — 0.4%
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2024-A Class A, 5.78% due 12/15/2032	5,000,000	5,017,104
[e]	Series 2024-A Class D, 9.42% due 12/15/2032	9,343,000	9,535,073
[e]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	22,585,000	22,339,948
			36,892,125
	Home Equity — 0.1%
	Knock Issuer Trust, Whole Loan Securities Trust CMO,
[e]	Series 2025-1 Class A1, 7.119% due 2/25/2030	11,200,000	11,249,580
[e]	Series 2025-1 Class A2, 9.054% due 2/25/2030	1,000,000	1,003,822
			12,253,402
	Other Asset Backed — 4.7%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 3.94% (TSFR1M + 0.31%) due 9/15/2041	213,739	213,278
[e]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	1,973,482	1,975,263
	ACHV ABS Trust,
[e]	Series 2023-3PL Class D, 8.36% due 8/19/2030	393,420	394,006
[e]	Series 2023-4CP Class E, 10.50% due 11/25/2030	582,949	584,993
[e]	Affirm Asset Securitization Trust, Series 2025-X2 Class A, 4.45% due 10/15/2030	2,856,995	2,858,808
[e]	AMCR ABS Trust, Series 2026-A Class A, 5.52% due 5/18/2033	8,722,033	8,738,229
[e]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	613,620	614,757
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	6,498,011	6,389,107
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	920,070	850,647
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	1,906,947	1,909,317
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	1,826,677	1,668,155
[d]	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	23,750,000	23,691,352
[e]	BHG Securitization Trust, Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,120,187

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.649% due 2/25/2046	$1,936,119	$1,743,285
[e]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	7,362,773	7,428,884
[e]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	5,188,515	5,207,148
	DailyPay Securitization Trust,
[e]	Series 2025-1A Class A, 5.63% due 6/26/2028	10,075,000	10,106,387
[e]	Series 2025-1A Class D, 8.53% due 6/26/2028	6,015,000	6,044,246
[e]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	16,211,182
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	18,845,675
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,705,179
[e]	Dividend Solar Loans LLC, Series 2019-1 Class A, 3.67% due 8/22/2039	13,742,258	12,702,305
[e,g]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	2,279,008
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	9,673,580	8,423,899
[a,b,e,f]	FAT Brands due 12/15/2051	5,284,005	2,699,677
	Foundation Finance Trust,
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	659,772	621,445
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	997,466	965,656
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	670,463	633,100
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	2,399,047	2,362,074
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	925,910	921,607
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	1,572,293
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	685,520	684,933
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	14,347,840	11,975,229
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,581,283	1,273,400
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	3,786,888	2,046,905
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	8,788,616	6,800,113
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	11,636,965	9,595,793
[e]	Series 2022-1GS Class A, 2.70% due 1/20/2049	13,929,509	11,272,853
	GreenSky Home Improvement Issuer Trust,
[e]	Series 2024-1 Class A2, 5.88% due 6/25/2059	16,435	16,488
[e]	Series 2024-1 Class E, 9.00% due 6/25/2059	3,357,810	3,477,714
[e]	Series 2025-2A Class A2, 4.93% due 6/25/2060	910,162	911,855
[d,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 5.949% (SOFR30A + 2.25%) due 12/25/2051	9,821,400	9,883,612
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	613,059	562,112
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	3,796,093	3,624,777
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	2,021,468	1,929,610
[e]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	3,674,960	3,647,220
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	381,941	383,469
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	1,444,872	504,065
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	4,525,364	882,578
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	60
	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	10,813,994	8,843,825
[e,h]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	2,289,114
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,820,796	1,443,288
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,788,288	2,089,395
	Marlette Funding Trust,
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	33,220
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	214,821
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	887,089
[e]	Series 2022-3A Class D, 7.80% due 11/15/2032	16,803,533	16,953,018
[e]	Series 2023-3A Class D, 8.04% due 9/15/2033	5,043,466	5,123,087
[e]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	3,398,679	3,407,095
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	423,492	424,699
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class B, 2.21% due 8/20/2046	2,547,600	2,020,566
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	453,817	442,978
[e]	Series 2020-2A Class R, due 8/20/2046	1,549,937	364,320
[e]	Series 2021-1A Class R, due 12/20/2046	8,600,000	1,143,516
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	573,150
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	567,151
[e]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	4,037,174	4,062,779

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	$19,365,000	$15,830,888
[e]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	5,897,294	5,901,797
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	83,824
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	684,525	674,598
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	3,167,461	3,124,972
	Pagaya AI Debt Grantor Trust,
[e]	Series 2024-5 Class C, 7.27% due 10/15/2031	4,043,910	4,047,375
[e]	Series 2026-1 Class A1, 4.228% due 2/15/2027	4,245,296	4,244,183
[e]	Series 2026-2 Class A1, 4.522% due 4/15/2027	21,115,000	21,116,639
[e]	Series 2026-3 Class A1, 4.636% due 5/17/2027	17,930,000	17,930,153
[e]	Pagaya AI Debt Selection Trust, Series 2024-7 Class C, 7.095% due 12/15/2031	3,362,175	3,364,831
[e]	Pagaya AI Debt Trust, Series 2022-2 Class C, 7.50% due 1/15/2030	707,796	708,412
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	4,189,682	4,264,750
[e]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	1,217,435	1,218,741
	Reach ABS Trust,
[e]	Series 2023-1A Class D, 12.27% due 2/18/2031	9,371,000	9,655,800
[e]	Series 2025-2A Class A, 4.93% due 8/18/2032	1,509,902	1,511,136
[e]	Series 2026-1A Class A, 4.32% due 2/15/2033	4,902,229	4,899,318
[e]	Series 2026-2A Class A, 4.34% due 2/15/2035	7,442,089	7,435,150
[e]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	11,978,491
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	3,139,484	3,103,667
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	847,959	874,087
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	1,465,932	1,382,271
[e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	3,894,450	3,976,560
[e]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	8,900,000	8,937,066
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,127,679	4,931,268
[e]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	8,160,958	8,125,693
[e]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	825,264	833,907
	Upgrade Master Pass-Thru Trust,
[e]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	3,239,685	3,234,056
[e]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	3,766,301	3,762,790
	Upstart Pass-Through Trust,
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	189,626
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	95,113
	Upstart Securitization Trust,
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	54,879
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	109,084
[e]	Series 2023-1 Class C, 11.10% due 2/20/2033	3,334,984	3,362,860
[e]	Series 2023-3 Class B, 8.25% due 10/20/2033	16,071,930	16,301,886
[e]	Series 2024-1 Class A, 5.33% due 11/20/2034	1,094,947	1,095,946
[e]	Series 2025-1 Class A, 5.45% due 4/20/2035	3,048,205	3,052,739
[e]	Series 2025-2 Class A2, 5.22% due 6/20/2035	2,679,331	2,684,179
[e,i]	Series 2026-3 Class A2, 4.77% due 7/20/2036	8,331,000	8,325,970
[e]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	936,568	935,302
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	3,157,938	3,189,734
			478,386,787
	Student Loan — 1.5%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	8,009,165	8,128,722
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 4.863% (TSFR1M + 1.21%) due 7/25/2051	1,597,575	1,592,050
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	152,150	137,935
[d,e]	Series 2021-C Class A1, 4.663% (TSFR1M + 1.01%) due 7/26/2055	3,403,964	3,382,857
[e]	Series 2021-C Class R, due 7/26/2055	38,750	8,049,709
[e]	Series 2023-A Class R, due 5/25/2055	35,000	15,747,546
	Commonbond Student Loan Trust,
[e]	Series 2018-CGS Class A1, 3.87% due 2/25/2046	218,432	211,682
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	786,702	720,684
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	2,879,934	2,509,760
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	10,725,303	10,117,390
	MPOWER Education Trust,
[e]	Series 2024-A Class A, 6.78% due 7/22/2041	6,083,430	6,175,936
[e]	Series 2025-A Class A, 6.62% due 7/21/2042	10,870,483	10,935,805

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	National Collegiate Student Loan Trust,
[d]	Series 2005-1 Class B, 4.143% (TSFR1M + 0.49%) due 3/26/2035	$1,304,659	$1,233,220
[d]	Series 2006-1 Class A5, 4.113% (TSFR1M + 0.46%) due 3/25/2033	4,669,417	4,631,783
[d]	Series 2006-4 Class A4, 4.073% (TSFR1M + 0.42%) due 5/25/2032	383,563	382,733
[d]	Series 2007-2 Class A4, 4.053% (TSFR1M + 0.40%) due 1/25/2033	15,527,916	15,130,092
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 4.79% (TSFR1M + 1.16%) due 12/15/2059	1,519,693	1,513,994
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 4.342% (SOFR30A + 0.71%) due 9/25/2042	1,029,548	1,000,073
[d,e]	Series 2021-CA Class AFL, 4.494% (TSFR1M + 0.85%) due 4/20/2062	1,423,295	1,413,827
[e]	Series 2021-CA Class AFX, 1.32% due 4/20/2062	3,791,141	3,562,491
[d,e]	Series 2021-DA Class AFL, 4.444% (TSFR1M + 0.80%) due 4/20/2062	1,639,038	1,626,769
[d,e,g]	Prodigy Finance DAC, Series 2021-1A Class A, 5.013% (TSFR1M + 1.36%) due 7/25/2051	239,599	239,602
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 4.68% (SOFR90A + 1.01%) due 4/25/2023	4,859	4,859
[d]	Series 2008-5 Class A4, 5.63% (SOFR90A + 1.96%) due 7/25/2023	199,971	195,080
[d]	Series 2011-2 Class A2, 4.942% (SOFR30A + 1.31%) due 10/25/2034	1,498,791	1,504,262
[d]	Series 2012-1 Class A3, 4.692% (SOFR30A + 1.06%) due 9/25/2028	923,477	918,800
[d]	Series 2013-6 Class A3, 4.392% (SOFR30A + 0.76%) due 6/26/2055	1,113,318	1,100,158
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	4,155,367
[d,e]	Series 2021-D Class A1B, 4.34% (TSFR1M + 0.71%) due 3/17/2053	1,106,562	1,093,791
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	2,105,487	1,990,205
[d,e]	SoFi Alternative Trust, Series 2019-C Class PT, 0.17% due 1/25/2045	12,395,776	12,243,688
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	11,406,958	9,960,750
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	1,844,312
	Towd Point Asset Trust,
[d,e]	Series 2021-SL1 Class A2, 4.454% (TSFR1M + 0.81%) due 11/20/2061	529,852	529,520
[d,e]	Series 2021-SL1 Class D, 5.454% (TSFR1M + 1.81%) due 11/20/2061	11,986,000	11,816,368
			145,801,820
	Total Asset Backed Securities (Cost $1,016,882,436)		1,000,246,849
	Corporate Bonds — 43.3%
	Automobiles & Components — 0.8%
	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,538,068
[e]	Realtruck Group, Inc., 6.25% due 7/31/2031	2,003,250	411,668
	Automobiles — 0.7%
	American Honda Finance Corp., Series A, 4.55% due 4/10/2028	3,943,000	3,936,809
[e]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	14,700,000	14,593,719
[e]	Harley-Davidson Financial Services, Inc., 4.597% due 7/13/2026	15,518,000	15,494,723
	Hyundai Capital America,
[e]	3.00% due 2/10/2027	1,930,000	1,911,993
[e]	4.75% due 6/18/2029	4,213,000	4,199,645
[e]	5.15% due 3/27/2030	6,916,000	6,963,305
[e]	5.30% due 3/19/2027	4,750,000	4,773,798
[e]	6.50% due 1/16/2029	3,000,000	3,114,720
	Volkswagen Group of America Finance LLC,
[e]	4.45% due 9/11/2027	3,507,000	3,496,269
[e]	5.05% due 3/27/2028	12,074,000	12,121,209
			78,555,926
	Banks — 0.9%
	Banks — 0.9%
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	6,935,000	6,925,638
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	33,455,000	33,182,342
[e,g]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,655,072
[d]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	5,610,000	5,645,455
[d,e,g]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	5,131,856
	Santander Holdings USA, Inc.,
[d]	5.741% (SOFR + 1.88%) due 3/20/2031	11,370,000	11,610,703
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	13,130,880

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	$3,350,000	$3,359,447
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,170,500
			91,811,893
	Capital Goods — 1.2%
	Aerospace & Defense — 0.4%
	BWX Technologies, Inc.,
[e]	4.125% due 6/30/2028	4,380,000	4,296,780
[e]	4.125% due 4/15/2029	12,081,000	11,703,348
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	15,094,194
[e]	6.75% due 8/15/2028	11,165,000	11,276,873
	Construction & Engineering — 0.1%
[e,g]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	5,000,000	5,216,200
	Machinery — 0.5%
[e,g]	ATS Corp., 4.125% due 12/15/2028	9,620,000	9,375,748
[e]	Axon Enterprise, Inc., 6.125% due 3/15/2030	1,975,000	2,014,777
	Esab Corp.,
[e]	5.625% due 4/1/2031	500,000	499,795
[e]	6.25% due 4/15/2029	970,000	984,511
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,234,026
[e]	Mueller Water Products, Inc., 4.00% due 6/15/2029	20,714,000	20,039,759
	nVent Finance SARL,
[g]	2.75% due 11/15/2031	4,097,000	3,660,055
[g]	4.55% due 4/15/2028	3,000,000	2,986,560
	Regal Rexnord Corp., 6.30% due 2/15/2030	6,000,000	6,257,160
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	10,840,000	11,201,189
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	8,470,000	8,825,401
			116,666,376
	Commercial & Professional Services — 1.6%
	Commercial Services & Supplies — 1.3%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	15,461,020
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	17,194,962
	Clean Harbors, Inc.,
[e]	5.125% due 7/15/2029	2,000,000	1,989,560
[e]	5.75% due 10/15/2033	900,000	906,309
[e]	6.375% due 2/1/2031	3,000,000	3,041,190
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,406,409
	Element Fleet Management Corp.,
[e,g]	5.643% due 3/13/2027	5,400,000	5,436,720
[e,g]	6.319% due 12/4/2028	3,422,000	3,538,930
	Equifax, Inc., 2.35% due 9/15/2031	9,394,000	8,265,311
	GEO Group, Inc., 8.625% due 4/15/2029	16,369,000	17,034,891
	Quanta Services, Inc., 4.75% due 8/9/2027	3,670,000	3,680,166
[e]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	13,680,000	13,717,483
	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,589,863
[e]	VT Topco, Inc., 8.50% due 8/15/2030	11,362,000	11,537,770
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,771,492
[e]	4.50% due 7/1/2028	10,634,000	10,463,750
[e]	Korn Ferry, 4.625% due 12/15/2027	17,229,000	17,139,926
			167,175,752
	Commercial Services — 0.0%
	Commercial Services & Supplies — 0.0%
[e,g]	Rentokil Terminix Funding plc, 4.625% due 4/23/2031	2,982,000	2,925,789
			2,925,789

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Discretionary Distribution & Retail — 0.5%
	Broadline Retail — 0.1%
[e,g]	Meituan, 4.50% due 4/2/2028	$14,600,000	$14,519,846
	Hotels, Restaurants & Leisure — 0.0%
	Hyatt Hotels Corp., 5.75% due 1/30/2027	1,750,000	1,759,082
	Specialty Retail — 0.4%
[e,g]	Belron U.K. Finance plc, 5.75% due 10/15/2029	2,680,000	2,692,435
[e,g]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	13,175,000	13,663,397
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	11,803,000	11,590,546
	Genuine Parts Co., 4.95% due 8/15/2029	8,613,000	8,588,798
			52,814,104
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.1%
[e]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	6,082,553
	Leisure Products — 0.2%
[e]	Acushnet Co., 5.625% due 12/1/2033	1,955,000	1,947,942
	Mattel, Inc., 5.00% due 11/17/2030	1,575,000	1,569,425
	Polaris, Inc.,
	5.60% due 3/1/2031	6,637,000	6,637,531
	6.95% due 3/15/2029	9,875,000	10,345,840
	Textiles, Apparel & Luxury Goods — 0.1%
[e]	Champ Acquisition Corp., 8.375% due 12/1/2031	3,590,000	3,769,141
[e]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	2,000,000	2,293,106
[e]	Under Armour, Inc., 7.25% due 7/15/2030	8,990,000	9,080,170
			41,725,708
	Consumer Services — 0.6%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	5,950,000	5,973,621
	Hotels, Restaurants & Leisure — 0.5%
[e,g]	Arcos Dorados BV, 6.375% due 1/29/2032	13,740,000	14,156,322
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	12,065,280
[e]	Sodexo, Inc., 5.15% due 8/15/2030	6,000,000	6,037,980
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	20,628,473
			58,861,676
	Consumer Staples Distribution & Retail — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.50% due 3/31/2031	4,725,000	4,621,664
[e]	6.25% due 3/15/2033	1,000,000	991,370
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	17,006,000	17,800,351
	U.S. Foods, Inc.,
[e]	4.75% due 2/15/2029	13,800,000	13,634,952
[e]	5.75% due 4/15/2033	5,465,000	5,475,110
			42,523,447
	Energy — 3.6%
	Energy Equipment & Services — 0.2%
[e,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	10,575,900
[e,i]	Oceaneering International, Inc., 6.875% due 7/15/2034	5,922,000	6,018,114
[g]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	6,250,000	6,560,313
	Oil, Gas & Consumable Fuels — 3.4%
[e]	Cameron LNG LLC, 3.402% due 1/15/2038	10,203,000	8,903,852
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	724,289
[e]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	10,410,000	10,420,930
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,424,885
[e]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	11,230,000	11,675,719
	Ecopetrol SA,
[g]	7.75% due 2/1/2032	4,850,000	5,077,174
[g]	8.875% due 1/13/2033	10,588,000	11,595,978
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,845,514

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Enbridge, Inc.,
[d,g]	Series 16-A, 6.00% (TSFR3M + 4.15%) due 1/15/2077	$26,730,000	$26,774,104
[d,g]	Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	7,110,000	7,103,459
	Energean Israel Finance Ltd.,
[g]	5.375% due 3/30/2028	1,500,000	1,482,390
[g]	8.50% due 9/30/2033	13,060,000	13,800,371
	Energy Transfer LP,
	6.05% due 12/1/2026	10,520,000	10,583,751
[d]	6.942% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,196,940
[c,d]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	22,571,000	22,608,242
	Galaxy Pipeline Assets Bidco Ltd.,
[e,g]	1.75% due 9/30/2027	2,413,702	2,357,801
[e,g]	2.16% due 3/31/2034	15,876,472	14,147,366
[e,g]	2.625% due 3/31/2036	6,630,000	5,783,150
[b,e,f,g]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	10,302,880
[e]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	2,735,000	2,766,234
[e,g]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	10,000,000	10,211,700
[e,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,405,990
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,455,011
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,773,483
[e]	Par Petroleum LLC, 7.375% due 6/1/2034	3,000,000	3,038,130
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	8,312,000	8,219,986
[g]	6.84% due 1/23/2030	10,950,000	11,249,263
	Raizen Fuels Finance SA,
[e,g]	5.70% due 1/17/2035	11,670,000	6,449,542
[e,g]	6.45% due 3/5/2034	4,800,000	2,660,688
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	4,460,000	4,475,298
[e]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	4,950,000	5,168,047
	Sunoco LP,
[e]	5.875% due 7/15/2027	16,591,000	16,591,830
[e]	6.625% due 8/15/2032	9,198,000	9,351,791
[e]	7.25% due 5/1/2032	7,893,000	8,183,305
[c,d,e]	7.875% (5-Yr. CMT + 4.23%) due 9/18/2030	1,897,000	1,972,501
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	12,530,000	12,521,104
[e]	7.00% due 9/15/2028	2,387,000	2,437,437
	Targa Resources Corp., 5.20% due 7/1/2027	3,783,000	3,806,152
[e,g]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,953,376
[d,g]	Transcanada Trust, Series 16-A, 5.875% (SOFR 3 Month + 4.64%) due 8/15/2076	9,899,000	9,905,731
	Whistler Pipeline LLC,
[e]	5.40% due 9/30/2029	5,000,000	5,072,050
[e]	5.70% due 9/30/2031	6,560,000	6,725,771
			365,357,542
	Equity Real Estate Investment Trusts (REITs) — 1.5%
	Diversified REITs — 1.5%
	American Tower Corp.,
	1.875% due 10/15/2030	6,000,000	5,320,440
	4.70% due 12/15/2032	4,171,000	4,103,346
	4.90% due 3/15/2030	521,000	523,324
	5.80% due 11/15/2028	5,000,000	5,122,850
[e]	American Tower Trust, 3.652% due 3/15/2048	14,250,000	13,992,493
	Crown Castle, Inc.,
	4.90% due 9/1/2029	8,536,000	8,560,498
	5.00% due 1/11/2028	4,100,000	4,123,124
	Extra Space Storage LP, 5.90% due 1/15/2031	1,882,000	1,952,330
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	2,160,000	2,136,370
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,843,243
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,960,040
[e]	5.25% due 3/15/2028 - 7/15/2030	8,055,000	7,974,672
[e]	7.00% due 2/15/2029	7,985,000	8,138,312
[e]	Iron Mountain, Inc. (EUR), 4.75% due 1/15/2034	9,754,000	11,064,007
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,514,798

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	$13,500,000	$13,360,224
[e]	1.84% due 4/15/2027	8,000,000	7,825,570
[e]	4.831% due 10/15/2054	16,980,000	16,978,192
[e]	6.599% due 11/15/2052	15,000,000	15,150,033
	Sun Communities Operating LP, 2.70% due 7/15/2031	9,377,000	8,433,486
			147,077,352
	Financial Services — 4.4%
	Capital Markets — 2.0%
	Blue Owl Capital Corp., 2.625% due 1/15/2027	21,177,000	20,868,451
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,163,445
	7.75% due 9/16/2027	1,350,000	1,379,795
	Brookfield Asset Management Ltd.,
[g]	4.653% due 11/15/2030	15,030,000	14,833,107
[g]	4.832% due 4/15/2031	3,931,000	3,894,756
[g]	5.795% due 4/24/2035	2,885,000	2,940,017
	Burford Capital Global Finance LLC,
[e]	6.25% due 4/15/2028	5,000,000	4,949,250
[e]	9.25% due 7/1/2031	18,500,000	18,007,715
[e]	Citadel Finance LLC, 4.75% due 2/14/2029	10,000,000	9,843,400
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	3,443,182
[e]	Equitable America Global Funding, 4.95% due 6/9/2030	6,049,000	6,051,722
[e,g]	Foresea Holdings SA, 7.50% due 6/15/2030	198,293	194,555
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	12,212,000	12,150,085
	3.375% due 1/20/2027	13,651,000	13,510,941
[e]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	5,392,000	5,665,159
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	19,481,000	18,932,999
[e]	4.625% due 11/15/2027	6,520,000	6,491,377
[e]	Lseg U.S. Fin Corp., 4.25% due 3/23/2029	7,055,000	6,975,913
	Main Street Capital Corp.,
	3.00% due 7/14/2026	8,291,000	8,280,802
	5.40% due 8/15/2028	15,150,000	15,058,040
	6.50% due 6/4/2027	23,462,000	23,702,720
	TPG Operating Group II LP, 4.875% due 5/15/2031	5,571,000	5,488,605
	Commercial Services & Supplies — 0.1%
[e]	MSD Investment Corp., 6.375% due 6/12/2029	4,690,000	4,699,099
	Consumer Finance — 0.2%
	FirstCash, Inc.,
[e]	5.625% due 1/1/2030	19,190,000	19,092,898
[e]	6.875% due 3/1/2032	4,927,000	5,061,803
	Financial Services — 1.9%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,605,534
[e]	3.75% due 7/15/2027	7,320,000	7,184,800
[e]	3.95% due 7/15/2026	11,346,000	11,340,554
[d]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,920,090
	BNP Paribas SA,
[d,e,g]	2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,335,677
[d,e,g]	4.916% (SOFR + 1.29%) due 1/15/2034	6,048,000	5,932,181
[c,d]	Citigroup, Inc., Series T, 6.25% (TSFR3M + 4.78%) due 8/15/2026	9,850,000	9,851,970
[d,g]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,712,733
[e]	EZCORP, Inc., 7.375% due 4/1/2032	4,950,000	5,191,807
	FBG Bid Co. LLC,
[a,b,e,f]	8.50% due 6/20/2056	3,271,721	2,258,626
[a,b,e,f]	10.50% due 6/20/2056	1,474,869	753,533
[a,b,e,f]	FBG Top Co. LLC, 12.50% due 6/20/2056	4,531,557	2,315,241
	Goldman Sachs Group, Inc.,
[d]	4.458% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,689,728
[d]	4.487% (SOFR + 0.86%) due 2/16/2029	20,000,000	20,002,200

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	HSBC Holdings plc,
[d,g]	4.583% (TSFR3M + 1.80%) due 6/19/2029	$3,000,000	$2,991,060
[d,g]	4.668% (SOFR + 1.04%) due 11/19/2028	2,000,000	2,008,400
[d,g]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,371,740
[d,g]	5.286% (SOFR + 1.29%) due 11/19/2030	3,500,000	3,544,030
	JPMorgan Chase & Co.,
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,314,000	3,286,560
[c,d]	Series II, 6.437% (TSFR3M + 2.75%) due 10/1/2026	10,506,000	10,530,584
	Mitsubishi UFJ Financial Group, Inc.,
[d,g]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	6,170,780
[d,g]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,758,505
[d,g]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,040,660
[c,d]	Northern Trust Corp., Series D, 4.60% (TSFR3M + 3.46%) due 10/1/2026	4,750,000	4,731,475
	Societe Generale SA,
[d,e,g]	4.45% (SOFR + 1.10%) due 4/12/2030	5,800,000	5,723,730
[d,e,g]	4.73% (SOFR + 1.10%) due 2/19/2027	6,687,000	6,707,529
[d,e,g]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	2,033,280
[d,e,g]	6.446% (H15T1Y + 2.55%) due 1/10/2029	1,667,000	1,707,641
[g]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,086,167
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,584,437
	UBS Group AG,
[d,e,g]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,669,597
[c,d,g]	5.125% (5-Yr. CMT + 4.86%) due 7/29/2026	10,000,000	10,002,300
	Western Union Co., 4.75% due 6/15/2029	19,422,000	19,258,078
	Mortgage Real Estate Investment Trusts — 0.2%
	Lineage OP LP, 5.25% due 7/15/2030	16,078,000	16,103,243
[e]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	5,530,000	5,607,807
			444,692,113
	Food, Beverage & Tobacco — 2.2%
	Beverages — 0.8%
[e,g]	Becle SAB de CV, 2.50% due 10/14/2031	34,064,000	29,220,440
[e,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	24,236,851
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	726,000	714,471
[a]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	15,000,000	14,832,000
	Keurig Dr. Pepper, Inc., 4.60% due 5/15/2030	5,520,000	5,460,384
[e]	Maple Parent Holdings Corp., 4.75% due 3/26/2029	4,955,000	4,948,162
	Food Products — 0.7%
	Conagra Brands, Inc.,
	1.375% due 11/1/2027	9,600,000	9,194,592
	4.85% due 11/1/2028	13,584,000	13,600,708
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,696,226
[e]	6.00% due 6/15/2030	1,000,000	1,006,670
	Flowers Foods, Inc., 5.75% due 3/15/2035	29,063,000	28,230,345
[e]	Froneri Lux FinCo SARL (EUR), 4.75% due 8/1/2032	2,000,000	2,229,601
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,557,254
[e]	6.25% due 2/15/2032	2,950,000	2,994,663
[e]	6.375% due 3/1/2033	5,000,000	4,963,100
[e]	6.50% due 3/15/2036	1,820,000	1,798,815
	Tobacco — 0.7%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,702,409
	BAT Capital Corp.,
	4.625% due 3/22/2033	2,988,000	2,923,848
	7.75% due 10/19/2032	4,862,000	5,540,152
	Imperial Brands Finance plc,
[e,g]	5.50% due 2/1/2030	22,500,000	22,979,925
[e,g,i]	5.50% due 7/7/2036	24,596,000	24,457,770
[e,g]	6.125% due 7/27/2027	2,000,000	2,030,640
[e]	Turning Point Brands, Inc., 7.625% due 3/15/2032	1,000,000	1,033,990
			223,353,016

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Services — 1.6%
	Health Care Equipment & Supplies — 0.3%
	Baxter International, Inc., 4.90% due 12/15/2030	$2,741,000	$2,718,030
	Medline Borrower LP,
[e]	3.875% due 4/1/2029	2,000,000	1,941,980
[e]	5.25% due 10/1/2029	14,642,000	14,555,905
[e]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	5,300,000	5,414,321
[e,g]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,451,374
[e]	VSP Optical Group, Inc., 5.45% due 12/1/2035	2,832,000	2,809,344
	Health Care Providers & Services — 1.3%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,441,595
	3.00% due 10/15/2030	6,962,000	6,295,110
	4.625% due 12/15/2029	5,775,000	5,625,081
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	6,567,000	6,302,744
[e]	4.25% due 5/1/2028	10,370,000	10,169,548
[e]	Highmark, Inc., 5.75% due 5/15/2036	5,751,000	5,790,394
[e]	Horseshoe Funding Trust I, 6.062% due 2/15/2036	6,589,000	6,692,184
	Humana, Inc., 5.375% due 4/15/2031	6,569,000	6,659,127
	IQVIA, Inc.,
[e]	5.00% due 10/15/2026 - 5/15/2027	7,950,000	7,949,586
	5.70% due 5/15/2028	5,000,000	5,080,950
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	10,517,584
[e]	2.875% due 6/15/2028	5,000,000	5,658,269
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,532,985
	6.75% due 5/15/2031	16,224,000	16,620,515
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	6,152,430
	2.65% due 10/15/2030	4,646,000	4,176,708
	4.625% due 10/15/2029	14,035,000	13,864,896
			158,420,660
	Household & Personal Products — 0.7%
	Household Products — 0.4%
	Energizer Holdings, Inc.,
[e]	4.75% due 6/15/2028	7,268,000	7,205,713
[e]	6.00% due 9/15/2033	9,445,000	9,086,657
[e]	Prestige Brands, Inc., 5.125% due 1/15/2028	12,321,000	12,304,120
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	12,333,382
	5.25% due 12/15/2026	2,000,000	1,997,480
	Personal Care Products — 0.3%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,875,382
	Haleon U.S. Capital LLC, 3.375% due 3/24/2027	20,000,000	19,847,800
			72,650,534
	Insurance — 5.8%
	Commercial Services & Supplies — 0.1%
	Mercury General Corp., 6.25% due 6/15/2036	9,772,000	9,944,769
	Insurance — 5.7%
	American National Global Funding,
[e]	5.25% due 6/3/2030	8,340,000	8,344,170
[e]	5.55% due 1/28/2030	12,303,000	12,487,914
	American National Group, Inc.,
	5.75% due 10/1/2029	4,408,000	4,473,282
[e]	6.144% due 6/13/2032	12,684,000	13,063,125
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,511,691
[e,g]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	6,447,071
[g]	Aspen Insurance Holdings Ltd., 5.75% due 7/1/2030	12,570,000	12,892,043

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Brighthouse Financial Global Funding,
[e]	2.00% due 6/28/2028	$25,978,000	$24,428,153
[e]	5.65% due 6/10/2029	4,056,000	4,073,238
	Brown & Brown, Inc., 5.65% due 6/11/2034	6,184,000	6,259,630
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,707,244
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	11,865,333
	CNO Global Funding,
[e]	2.65% due 1/6/2029	7,400,000	7,010,538
[e]	4.375% due 9/8/2028	4,350,000	4,302,107
[e]	4.70% due 12/11/2030	5,000,000	4,917,100
[e]	Constellation Global Funding, 4.85% due 10/22/2030	14,797,000	14,484,191
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	4,740,000	4,740,000
[e,g]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	12,514,000	12,817,590
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	11,312,019
	Equitable Financial Life Global Funding,
[e]	1.40% due 8/27/2027	4,620,000	4,453,588
[e]	5.00% due 3/27/2030	11,690,000	11,724,018
	F&G Annuities & Life, Inc., 6.50% due 6/4/2029	16,240,000	16,583,476
	F&G Global Funding,
[e]	2.00% due 9/20/2028	3,081,000	2,868,966
[e]	5.875% due 1/16/2030	5,377,000	5,433,566
	Fairfax Financial Holdings Ltd.,
[g]	4.625% due 4/29/2030	4,673,000	4,644,775
[g]	5.625% due 8/16/2032	3,249,000	3,330,095
[e,g]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,291,941
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	5,137,000	4,540,954
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,966,075
	4.00% due 5/15/2030	1,457,000	1,400,600
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,521,650
	Fortitude Global Funding,
[e]	4.625% due 10/6/2028	7,342,000	7,263,294
[e]	5.50% due 6/12/2031	6,025,000	6,052,534
[e]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,057,000	10,279,260
	GA Global Funding Trust,
[e]	4.40% due 9/23/2027	2,970,000	2,957,972
[e]	4.50% due 9/18/2030	15,800,000	15,306,408
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	7,056,168
	Globe Life, Inc., 5.85% due 9/15/2034	7,582,000	7,822,046
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	27,727,000	27,464,425
	7.25% due 9/15/2028	6,000,000	6,273,960
[e,g]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	6,073,426
	Jackson National Life Global Funding,
[e]	4.70% due 6/5/2028	5,350,000	5,332,505
[e]	5.25% due 4/12/2028	4,897,000	4,917,469
[e]	Lincoln Financial Global Funding, 4.95% due 5/21/2031	2,000,000	1,991,200
	Lincoln National Corp., 5.35% due 11/15/2035	4,488,000	4,384,821
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,419,572
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,318,600
	NLG Global Funding,
[e]	4.35% due 9/15/2030	9,834,000	9,609,883
[e]	5.40% due 1/23/2030	11,985,000	12,172,086
	Old Republic International Corp., 5.70% due 6/1/2036	8,927,000	8,959,137
[e]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	7,292,000	7,535,407
[g]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,535,072
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,489,408
	Protective Life Corp.,
[e]	3.40% due 1/15/2030	4,902,000	4,655,184
[e]	4.70% due 1/15/2031	5,857,000	5,771,956
	Protective Life Global Funding,
[e]	4.161% due 1/15/2029	4,925,000	4,854,277
[e]	5.467% due 12/8/2028	4,850,000	4,928,327

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	$4,000,000	$3,971,640
[e]	2.75% due 1/21/2027	1,592,000	1,575,523
[g]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,624,520
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	9,202,747
[e]	4.60% due 11/25/2030	6,179,000	6,090,517
[e]	5.448% due 5/24/2029	4,000,000	4,063,840
	RLI Corp., 5.375% due 6/1/2036	18,319,000	17,799,473
[e]	Sammons Financial Group Global Funding, 4.80% due 12/12/2030	6,106,000	6,029,614
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	2,000,000	1,993,900
[e]	5.95% due 6/15/2036	9,396,000	9,411,503
[e]	6.875% due 4/15/2034	6,610,000	7,060,736
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	14,770,526
	Unum Group, 5.25% due 12/15/2035	11,920,000	11,738,101
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,838,870
	4.55% due 3/15/2031	5,693,000	5,592,063
	5.35% due 5/15/2033	9,835,000	9,962,855
			583,991,737
	Materials — 2.3%
	Chemicals — 1.0%
[e]	International Flavors & Fragrances, Inc., 1.832% due 10/15/2027	5,793,000	5,593,952
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	15,267,815
[e,g]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	26,000,000	26,114,920
	NOVA Chemicals Corp.,
[e,g]	5.25% due 6/1/2027	21,043,000	21,048,682
[e,g]	7.00% due 12/1/2031	5,000,000	5,256,850
[e,g]	9.00% due 2/15/2030	5,000,000	5,240,050
[e,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,830,718
[e,g]	OCP SA, 3.75% due 6/23/2031	7,200,000	6,658,704
	Containers & Packaging — 0.7%
[g]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,487,472
	AptarGroup, Inc., 4.75% due 3/30/2031	6,700,000	6,637,824
	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc,
[e,g]	3.25% due 9/1/2028	8,510,000	8,152,154
[e,g]	6.25% due 1/30/2031	300,000	303,186
[e]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc (EUR), 5.00% due 1/30/2031	1,500,000	1,728,211
	Ball Corp.,
	2.875% due 8/15/2030	19,714,000	17,986,659
	5.50% due 9/15/2033	6,643,000	6,683,589
	6.00% due 6/15/2029	1,000,000	1,016,510
	Crown Americas LLC, 5.875% due 6/1/2033	5,000,000	5,032,150
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	12,150,000	11,686,549
[e]	6.375% due 7/15/2032	5,980,000	6,030,651
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,479,114
	Metals & Mining — 0.6%
[e,g]	Cia de Minas Buenaventura SAA, 6.80% due 2/4/2032	4,000,000	4,119,400
[b,e,f,g]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	3,796,875
[e,g]	Navoi Mining & Metallurgical Co., 6.70% due 10/17/2028	19,170,000	19,663,627
[e]	Novelis Corp., 3.875% due 8/15/2031	8,830,000	8,037,684
[e]	Stillwater Mining Co., 4.50% due 11/16/2029	3,050,000	2,921,748
	WE Soda Investments Holding plc,
[e,g]	9.375% due 2/14/2031	4,150,000	4,056,501
[e,g]	9.50% due 10/6/2028	16,000,000	16,099,680
			228,931,275
	Media & Entertainment — 1.1%
	Entertainment — 0.1%
[e,g]	Flutter Treasury DAC, 5.875% due 6/4/2031	6,000,000	5,977,320
[e]	Flutter Treasury DAC (EUR), 4.00% due 6/4/2031	3,700,000	4,159,640

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Media — 1.0%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031	$6,548,000	$5,898,766
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,749,506
[e]	5.125% due 5/1/2027	9,150,000	9,135,634
[e]	7.00% due 2/1/2033	6,309,000	6,182,000
	Comcast Corp., 3.25% due 11/1/2039	7,410,000	5,647,680
[e]	DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc., 5.875% due 8/15/2027	241,000	240,747
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	17,757,000	17,529,710
	News Corp.,
[e]	3.875% due 5/15/2029	2,000,000	1,939,840
[e]	5.125% due 2/15/2032	4,980,000	4,885,480
	Sirius XM Radio LLC,
[e]	4.00% due 7/15/2028	9,815,000	9,557,062
[e]	5.00% due 8/1/2027	9,966,000	9,951,848
[e]	5.50% due 7/1/2029	3,250,000	3,243,272
[e,g]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	14,058,426
			107,156,931
	Pharmaceuticals, Biotechnology & Life Sciences — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc., 5.25% due 3/2/2033	5,000,000	5,088,500
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	8,743,000	8,662,302
	Illumina, Inc.,
	4.65% due 9/9/2026	2,902,000	2,901,420
	4.75% due 12/12/2030	9,649,000	9,585,606
	Life Sciences Tools & Services — 0.3%
	Augusta SpinCo Corp.,
	4.321% due 9/23/2027	12,979,000	12,945,255
	4.656% due 3/23/2031	6,525,000	6,470,842
[e]	Avantor Funding, Inc., 4.625% due 7/15/2028	9,868,000	9,765,471
	Pharmaceuticals — 0.1%
[a,b,f]	Atlas U.S. Royalty LLC Participation Rights, Zero Coupon, due 3/15/2027	5,450,000	545
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,400,704
	Viatris, Inc., 2.30% due 6/22/2027	5,184,000	5,061,502
			65,882,147
	Real Estate Management & Development — 0.1%
	Real Estate Management & Development — 0.1%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	4,238,000	4,244,611
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,588,629
			6,833,240
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	4,065,157
[e]	Qorvo, Inc., 3.375% due 4/1/2031	26,626,000	24,320,987
			28,386,144
	Software & Services — 3.6%
	Information Technology Services — 1.3%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,435,241
	Booz Allen Hamilton, Inc.,
[e]	3.875% due 9/1/2028	14,132,000	13,794,387
[e]	4.00% due 7/1/2029	7,440,000	7,255,562
	5.95% due 4/15/2035	4,992,000	4,969,037
	DXC Technology Co., 2.375% due 9/15/2028	17,607,000	16,589,492
[g]	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00% due 6/4/2029	4,424,000	4,523,850
[g]	Genpact U.K. Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	3,964,000	3,904,619
	Global Payments, Inc.,
	4.50% due 11/15/2028	12,244,000	12,098,296
	4.55% due 3/15/2028	2,725,000	2,713,991
	5.30% due 8/15/2029	4,441,000	4,468,312
	5.40% due 3/15/2033	6,455,000	6,326,997
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	4,700,000	4,778,208

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	$7,816,000	$7,757,927
	Mobility Global, Inc.,
[e]	5.45% due 6/15/2031	3,655,000	3,695,059
[e]	6.05% due 6/15/2036	4,764,000	4,815,499
[e]	Science Applications International Corp., 4.875% due 4/1/2028	33,305,000	33,052,548
	Internet Software & Services — 0.7%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	18,981,497
[e]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	11,067,000	10,992,630
	Prosus NV,
[e,g]	3.061% due 7/13/2031	656,000	595,996
[e,g]	4.193% due 1/19/2032	11,494,000	10,929,185
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	9,308,412
[e]	2.031% due 8/3/2032	7,000,000	7,177,024
	VeriSign, Inc.,
	5.10% due 7/15/2031	4,170,000	4,181,968
	5.25% due 6/1/2032	6,508,000	6,535,724
	Software — 1.6%
[e,g]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,242,796
	Fair Isaac Corp.,
[e]	4.00% due 6/15/2028	24,688,000	24,115,979
[e]	6.00% due 5/15/2033	1,000,000	984,660
[e]	6.25% due 9/15/2034	12,426,000	12,235,882
	Fidelity National Information Services, Inc.,
	4.45% due 3/10/2028	3,754,000	3,740,673
	4.55% due 3/10/2029	4,125,000	4,093,279
[e]	GoTo Group, Inc., 5.50% due 5/1/2028	5,292,209	2,326,526
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	19,267,000	18,242,959
[e]	4.00% due 11/15/2029	6,289,000	6,090,708
	Open Text Corp.,
[e,g]	3.875% due 2/15/2028 - 12/1/2029	13,803,000	13,158,367
[e,g]	6.90% due 12/1/2027	18,395,000	18,806,496
	Oracle Corp.,
[e]	4.615% due 9/16/2026	26,085,000	25,838,395
[e]	4.64% due 10/2/2026	14,360,000	14,195,291
	Paychex, Inc., 5.35% due 4/15/2032	3,044,000	3,080,163
	SS&C Technologies, Inc.,
[e]	5.50% due 9/30/2027	2,670,000	2,669,279
[e]	6.50% due 6/1/2032	6,700,000	6,750,049
			368,452,963
	Technology Hardware & Equipment — 1.7%
	Electronic Equipment, Instruments & Components — 1.4%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	5,009,099
	4.25% due 4/1/2028	18,083,000	17,879,205
	5.10% due 3/1/2030	9,391,000	9,366,677
	Flex Ltd.,
[g]	4.875% due 5/12/2030	4,671,000	4,660,537
[g]	5.25% due 1/15/2032	2,662,000	2,664,023
[g]	6.00% due 1/15/2028	3,886,000	3,951,635
	Sensata Technologies BV,
[e,g]	4.00% due 4/15/2029	382,000	371,262
[e,g]	5.875% due 9/1/2030	19,417,000	19,483,794
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	822,832
	TD SYNNEX Corp., 1.75% due 8/9/2026	26,068,000	25,984,322
	Trimble, Inc., 4.90% due 6/15/2028	21,355,000	21,358,844
	Vontier Corp., 2.40% due 4/1/2028	11,254,000	10,805,866
	WESCO Distribution, Inc.,
[e]	5.25% due 4/15/2031	500,000	496,415
[e]	6.375% due 3/15/2029 - 3/15/2033	7,315,000	7,475,795
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	5,630,000	5,706,455

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Technology Hardware, Storage & Peripherals — 0.3%
	Hewlett Packard Enterprise Co.,
	4.15% due 9/15/2028	$9,000,000	$8,907,930
	4.50% due 3/23/2028	12,110,000	12,096,921
	NetApp, Inc., 5.50% due 3/17/2032	9,933,000	10,142,487
			167,184,099
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.5%
	NTT Finance Corp.,
[e,g,i]	5.012% due 11/1/2031	4,789,000	4,782,200
[e,g,i]	5.259% due 11/1/2033	4,689,000	4,675,121
[e,g]	Sable International Finance Ltd., 7.125% due 10/15/2032	1,500,000	1,489,980
	Space Exploration Technologies Corp.,
[e]	5.35% due 7/15/2031	14,008,000	13,992,731
[e]	5.65% due 7/15/2033	8,000,000	7,954,720
	Virgin Media Secured Finance plc,
[e,g]	4.50% due 8/15/2030	14,318,000	12,204,663
[e,g]	5.50% due 5/15/2029	1,800,000	1,713,528
	Wireless Telecommunication Services — 0.5%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	7,918,000	7,839,004
[e,g]	Orange SA, 4.75% due 1/13/2033	5,747,000	5,634,646
	T-Mobile USA, Inc.,
	2.25% due 11/15/2031	11,515,000	10,110,861
	5.125% due 5/15/2032	8,935,000	9,027,567
[e,g]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	20,850,000	21,381,049
			100,806,070
	Transportation — 0.4%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.25% due 6/1/2028	6,533,000	6,617,406
	Passenger Airlines — 0.2%
[e,g]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	24,600,000	24,699,876
	Transportation Infrastructure — 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	3,060,000	3,099,076
[e]	5.55% due 5/1/2028	6,440,000	6,527,778
[e]	6.20% due 6/15/2030	2,400,000	2,505,240
			43,449,376
	Utilities — 6.0%
	Electric Utilities — 5.0%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,183,560
	Series I, 2.10% due 7/1/2030	2,612,000	2,363,181
	Series Q, 5.20% due 4/15/2036	6,745,000	6,644,972
[e,g]	AES Espana BV, 5.70% due 5/4/2028	20,027,000	19,544,149
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,740,952
[e]	Alliant Energy Finance LLC, 5.95% due 3/30/2029	3,415,000	3,510,449
[d]	American Electric Power Co., Inc., 3.875% (5-Yr. CMT + 2.68%) due 2/15/2062	8,650,000	8,553,379
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	6,992,358
	Black Hills Corp.,
	2.50% due 6/15/2030	1,000,000	914,640
	4.55% due 1/31/2031	4,371,000	4,301,894
[e]	Cleco Power LLC, 5.30% due 1/15/2036	9,086,000	9,019,854
	Comision Federal de Electricidad,
[e,g]	3.348% due 2/9/2031	16,177,000	14,557,844
[g]	5.00% due 9/29/2036	5,846,800	5,467,050
[e,g]	6.45% due 1/24/2035	4,000,000	3,993,840
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	6,112,000	6,114,689
	5.375% due 11/15/2032	5,000,000	5,106,050
[c,d]	Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	22,500,000	22,382,775
	DTE Energy Co.,
	4.875% due 6/1/2028	9,605,000	9,648,126

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.05% due 10/1/2035	$6,155,000	$6,042,733
	5.20% due 4/1/2030	5,700,000	5,783,049
	Duke Energy Corp.,
[d]	3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	21,330,000	21,007,704
	4.95% due 9/15/2035	11,334,000	11,087,599
	Electricite de France SA,
[e,g]	5.60% due 1/27/2040	11,068,000	10,920,464
[e,g]	5.65% due 4/22/2029	12,614,000	12,946,883
[e,g]	6.95% due 1/26/2039	14,430,000	15,941,110
	ENEL Finance International NV,
[e,g]	2.125% due 7/12/2028	16,900,000	16,077,815
[e,g]	4.375% due 9/30/2030	3,998,000	3,927,635
[e,g]	5.00% due 6/15/2032	3,819,000	3,809,949
[e,g]	5.125% due 6/26/2029	9,739,000	9,857,426
	Entergy Mississippi LLC, 5.05% due 4/15/2036	4,643,000	4,564,394
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,837,550
	3.45% due 12/1/2027	3,000,000	2,939,550
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	7,843,000	7,870,686
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,654,513
[e]	Evergy Missouri West, Inc., 5.25% due 12/15/2035	4,812,000	4,779,423
	Eversource Energy,
	2.55% due 3/15/2031	5,332,000	4,802,799
	4.45% due 12/15/2030	3,981,000	3,912,248
	5.125% due 5/15/2033	4,950,000	4,948,070
	5.45% due 3/1/2028	5,181,000	5,242,654
[e]	Hawaiian Electric Co., Inc., 6.00% due 10/1/2033	998,000	988,759
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	1,742,000	1,624,554
[e]	4.875% due 4/15/2031	3,000,000	2,985,750
[e]	4.95% due 9/22/2027	4,910,000	4,923,061
[e]	5.40% due 6/1/2033	13,817,000	13,982,113
[e]	5.65% due 5/9/2034	18,000,000	18,445,860
[e]	Kentucky Power Co., 7.00% due 11/15/2033	17,064,000	18,361,205
	Liberty Utilities Co.,
[e]	5.577% due 1/31/2029	6,837,000	6,959,587
[e]	5.65% due 5/15/2036	17,970,000	17,894,526
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	936,145
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,279,900
[e]	Niagara Mohawk Power Corp., 4.278% due 12/15/2028	7,700,000	7,621,306
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	4,000,000	4,015,880
[e]	PSEG Power LLC, 5.20% due 5/15/2030	9,034,000	9,130,212
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	6,000,000	6,060,660
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,667,536
	Puget Energy, Inc.,
	4.10% due 6/15/2030	6,876,000	6,655,143
	4.224% due 3/15/2032	8,255,000	7,922,736
	5.725% due 3/15/2035	6,812,000	6,856,755
	Southern Co., 3.25% due 7/1/2026	6,725,000	6,725,000
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,260,819
[e]	Toledo Edison Co., 2.65% due 5/1/2028	4,425,000	4,233,929
	Tucson Electric Power Co., 5.20% due 9/15/2034	8,325,000	8,395,346
	Virginia Electric & Power Co., 5.05% due 8/15/2034	5,961,000	5,964,279
[e]	Vistra Operations Co. LLC, 3.70% due 1/30/2027	6,206,000	6,171,433
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,238,193
	Gas Utilities — 0.8%
[e,g]	APA Infrastructure Ltd., 5.125% due 9/16/2034	9,210,000	9,091,559
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,732,120
[e]	Brooklyn Union Gas Co., 5.456% due 3/16/2036	20,260,000	20,164,373
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,537,994
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,857,000	11,302,571
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	5,060,169
	Snam SpA,
[e,g]	5.00% due 5/28/2030	4,200,000	4,220,832
[e,g]	5.75% due 5/28/2035	3,907,000	4,018,037

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	$6,950,000	$7,036,250
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	7,149,603
	4.05% due 3/15/2032	3,026,000	2,892,765
	5.80% due 12/1/2027	4,610,000	4,678,136
	Multi-Utilities — 0.2%
[e,g]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	17,656,824
			608,835,936
	Total Corporate Bonds (Cost $4,393,170,522)		4,374,521,806
	Convertible Bonds — 0.2%
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	26,001,000	16,332,268
			16,332,268
	Total Convertible Bonds (Cost $17,414,698)		16,332,268
	Long-Term Municipal Bonds — 0.0%
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	1,805,000	1,769,019
	Total Long-Term Municipal Bonds (Cost $1,805,000)		1,769,019
	Other Government — 2.8%
[e]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	9,800,000	11,706,292
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	36,873,000	23,019,266
	Brazil Notas do Tesouro Nacional (BRL), 10.00% due 1/1/2029	98,800,000	17,646,797
[e,g]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	8,955,951
[e]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	1,009,000,000	18,199,627
[e,g]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	29,325,000	29,403,005
	Egypt Government Bonds (EGP), 23.865% due 6/4/2027	580,450,000	11,675,398
[e,g]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	15,632,000	13,697,384
[e]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	14,450,000	16,465,164
	Indonesia Treasury Bonds (IDR),
	6.875% due 4/15/2029	216,734,000,000	12,042,313
	7.00% due 9/15/2030	45,000,000,000	2,500,545
[g]	Mexico Government International Bonds, 5.375% due 3/22/2033	9,750,000	9,551,588
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	17,550,000	9,623,645
	Nigeria Government International Bonds,
[e,g]	7.625% due 11/28/2047	10,000,000	9,782,900
[e,g]	8.25% due 9/28/2051	4,300,000	4,376,841
[g]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	12,610,000	11,400,197
[g]	Panama Government International Bonds, 2.252% due 9/29/2032	13,300,000	11,161,892
	Republic of Uzbekistan International Bonds (UZS),
[e]	15.50% due 2/25/2028	92,000,000,000	8,162,004
	16.25% due 10/12/2026	15,500,000,000	1,313,269
[e]	16.625% due 5/29/2027	95,500,000,000	8,347,414
	Saudi Government International Bonds,
[e,g]	4.125% due 1/12/2029	5,738,000	5,643,667
[e,g]	5.125% due 1/13/2028	18,000,000	18,104,400
	U.K. Gilts (GBP), 4.125% due 7/22/2029	15,218,000	20,141,103
	Total Other Government (Cost $270,418,337)		282,920,662
	U.S. Treasury Securities — 11.1%
	U.S. Treasury Inflation-Indexed Bonds,
	0.125%, 2/15/2051	125,676,533	66,505,469
	0.25%, 2/15/2050	61,613,721	34,729,922
	2.375%, 2/15/2055	24,266,610	22,349,927
	U.S. Treasury Inflation-Indexed Notes,
	0.50%, 1/15/2028	19,935,217	19,426,713
	1.25%, 4/15/2028	16,393,814	16,128,695
	1.875%, 1/15/2036	51,973,352	50,503,481
	U.S. Treasury Notes,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	1.125%, 5/15/2040 - 8/15/2040	$264,700,000	$166,460,469
	1.375%, 11/15/2040	207,290,000	133,993,551
	1.75%, 1/31/2029 - 8/15/2041	206,886,000	147,728,767
	2.625%, 7/31/2029	13,818,000	13,205,906
	2.75%, 11/15/2042	44,500,000	33,820,000
	3.875%, 4/30/2031	8,161,000	8,044,323
	4.375%, 5/15/2036	193,141,000	192,145,117
	U.S. Treasury Strip Coupon,
	4.842%, 8/15/2040	80,000,000	40,128,000
	4.904%, 11/15/2042	40,000,000	17,543,453
	7.357%, 8/15/2038	25,000,000	14,119,714
	7.438%, 8/15/2043	50,000,000	20,960,085
	7.637%, 2/15/2042	55,000,000	25,212,515
	7.699%, 8/15/2039	25,000,000	13,327,293
	8.899%, 11/15/2045	23,600,000	8,711,849
	8.968%, 2/15/2046	20,000,000	7,282,249
	5.007%, 11/15/2041	25,000,000	11,631,464
	5.351%, 5/15/2045	21,040,000	7,989,748
	6.351%, 11/15/2036	50,000,000	31,130,036
	U.S. Treasury Strip Principal, 13.71%, 2/15/2056	80,000,000	18,716,940
	Total U.S. Treasury Securities (Cost $1,132,133,788)		1,121,795,686
	U.S. Government Agencies — 0.6%
[c,d]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	34,539,000	34,539,691
[c,d]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	9,500,000	9,658,935
	Federal Home Loan Banks, 2.90%, 2/18/2037	22,380,000	18,442,239
	Total U.S. Government Agencies (Cost $62,545,791)		62,640,865
	Mortgage Backed — 26.7%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-C Class A, 6.115% due 1/25/2061	2,851,843	2,854,171
[d,e]	Series 2021-G Class A, 5.875% due 6/25/2061	2,277,279	2,278,760
[d,e]	Series 2022-A Class A1, 3.50% due 10/25/2061	2,867,300	2,779,001
[d,e]	Series 2023-B Class A, 4.25% due 10/25/2062	7,060,274	7,044,837
[d,e]	Series 2023-C Class A1, 3.50% due 5/25/2063	7,594,432	7,290,555
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 3.99% due 12/25/2066	4,575,000	3,464,408
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	3,376,647	3,361,987
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	10,394,279	10,363,908
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	5,091,813	5,061,800
[d,e,g]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.043% (SOFR30A + 1.45%) due 1/15/2037	4,882,468	4,882,469
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	319,970	310,250
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	740,884	709,865
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	1,619,611	1,466,723
	ATLX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	10,437,634	10,270,931
[d,e]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	10,092,085	9,747,984
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	10,885,753	10,538,710
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 6.00% due 11/25/2051	3,892,341	3,895,209
[d,e]	Series 2022-RPL1 Class A, 7.25% due 2/25/2028	12,483,314	12,555,511
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.375% due 8/25/2033	8,769	8,790
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.147% due 10/5/2038	4,250,000	4,329,454
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-NQM5 Class A1, 6.505% due 6/25/2063	4,521,738	4,525,061
[d,e]	Series 2024-NQM2 Class A1, 6.285% due 2/25/2064	3,102,964	3,110,304
[d,e]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	23,095,801	22,575,844
[d,e]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	3,122,586	3,090,904
[d,e]	BX Trust, CMBS, Series 2025-LIFE Class A, 6.08% due 6/13/2047	23,150,000	22,986,598
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,879,522
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	5,080,000	4,698,217

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.877% due 3/25/2050	$633,233	$562,699
[d,e]	Series 2019-1 Class B5, 3.877% due 3/25/2050	326,713	266,862
[d,e]	Series 2019-1 Class B6, 3.65% due 3/25/2050	521,093	355,786
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	1,745,009	1,614,911
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 4.007% due 1/25/2067	15,576,019	14,740,772
[d,e]	Series 2022-1 Class B2, 4.554% due 1/25/2067	4,700,000	3,914,810
[d,e]	Series 2022-2 Class B2, 4.578% due 3/25/2067	7,015,000	5,388,311
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	3,428,481	3,423,540
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	116,090	108,077
[d,e,h]	Series 2020-J1 Class A1, 0.437% due 10/25/2049	11,227,371	221,070
[d,e,h]	Series 2020-J1 Class A2, 0.50% due 10/25/2049	10,013,826	250,292
[d,e,h]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	14,099,249	138,603
[d,e]	Series 2020-J1 Class B4, 3.437% due 10/25/2049	306,494	264,727
[d,e]	Series 2020-J1 Class B5, 3.437% due 10/25/2049	154,939	98,902
[d,e]	Series 2020-J1 Class B6, 3.437% due 10/25/2049	286,799	145,366
[d,e,h]	Series 2020-J2 Class AX1, 0.256% due 1/25/2051	90,741,431	1,295,207
[d,e,h]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	97,128,006	1,144,382
[d,e]	Series 2020-J2 Class B4, 2.756% due 1/25/2051	491,000	234,130
[d,e]	Series 2020-J2 Class B5, 2.756% due 1/25/2051	164,000	76,358
[d,e]	Series 2020-J2 Class B6, 2.756% due 1/25/2051	654,523	284,943
[d,e]	Series 2023-I1 Class M1, 7.019% due 4/25/2058	10,705,000	10,705,000
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	8,083,171	8,068,674
[d,e]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	11,131,453	11,071,714
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 5.70% due 3/25/2034	15,360	6,583
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	225,274	219,071
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	977,455
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	619,078
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	253,470
[e,h]	Series 2020-EXP1 Class XS, due 5/25/2060	15,060,522	316,268
[d,e]	Series 2020-EXP2 Class B5, 3.928% due 8/25/2050	153,000	92,160
[d,e]	Series 2020-EXP2 Class B6, 3.928% due 8/25/2050	372,000	202,076
[d,e]	Series 2021-J1 Class B4, 2.606% due 4/25/2051	425,000	213,020
[d,e]	Series 2021-J1 Class B5, 2.606% due 4/25/2051	666,000	308,074
[d,e]	Series 2021-J1 Class B6, 2.606% due 4/25/2051	503,782	200,647
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	9,741,534	8,705,165
[d,e]	Series 2021-J2 Class B4, 2.766% due 7/25/2051	2,281,541	1,065,581
[d,e]	Series 2021-J2 Class B5, 2.766% due 7/25/2051	623,000	280,393
[d,e]	Series 2021-J2 Class B6, 2.766% due 7/25/2051	1,247,350	509,869
[d,e]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	1,032,000	573,987
[d,e]	Series 2021-J3 Class B5, 2.86% due 9/25/2051	173,000	88,251
[d,e]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	573,357	239,411
[d,e,h]	Series 2022-INV1 Class A5IX, 0.284% due 11/27/2051	169,545,310	2,638,210
[d,e]	Series 2022-INV1 Class B4, 3.284% due 11/27/2051	1,244,040	1,045,676
[d,e]	Series 2022-INV1 Class B6, 3.284% due 11/27/2051	3,137,630	1,514,893
[d,e]	Series 2022-J1 Class B4, 2.903% due 2/25/2052	700,598	369,686
[d,e]	Series 2022-J1 Class B5, 2.903% due 2/25/2052	527,000	262,040
[d,e]	Series 2022-J1 Class B6, 2.903% due 2/25/2052	1,404,735	561,901
[e]	Cogent IPv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	2,590,000	2,650,158
	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-3 Class B2, 7.784% due 9/25/2068	3,130,000	3,136,512
[d,e]	Series 2024-1 Class B1, 7.827% due 2/25/2069	3,280,000	3,304,903
[e]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	9,000,000	9,301,737
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	3,806,789	3,798,216
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	6,887,170	6,918,750
	CSMC Trust, CMBS,
[e]	Series 2020-WEST Class A, 3.04% due 2/15/2035	22,257,500	18,942,750
[d,e]	Series 2021-BPNY Class A, 7.455% (TSFR1M + 3.83%) due 8/15/2026	12,573,585	12,499,027
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-AFC1 Class B2, 6.186% due 7/25/2049	2,366,448	2,382,808
[d,e,h]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	35,307,032	375,225

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2021-AFC1 Class B3, 4.295% due 3/25/2056	$146,228	$98,443
[d,e,h]	Series 2021-AFC1 Class XS, 3.17% due 3/25/2056	35,307,032	4,894,773
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	1,620,592	1,387,775
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	2,034,540
[d,e]	Series 2021-NQM8 Class B2, 4.234% due 10/25/2066	3,478,650	3,055,892
[d,e]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	12,228,522	10,110,695
[d,e]	Series 2022-ATH2 Class A1, 5.113% due 5/25/2067	3,959,595	3,947,457
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	2,890,014	2,880,457
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	10,082,000	9,226,290
	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-2 Class B3, 6.361% due 5/25/2065	4,825,000	4,822,948
[d,e]	Series 2021-1 Class A1, 0.715% due 5/25/2065	201,739	195,426
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	300,288	294,217
[d,e]	Series 2022-1 Class B2, 3.852% due 1/25/2067	6,901,000	4,922,616
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.676% due 10/1/2053	8,197,060	7,477,217
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 5.842% (H15T1Y + 2.07%) due 2/1/2048	1,825,266	1,894,599
[d]	Pool 760025, 3.696% (5-Yr. CMT + 1.31%) due 10/1/2047	2,692,316	2,664,187
[d]	Pool 841097, 3.95% (5-Yr. CMT + 1.30%) due 9/1/2048	3,641,493	3,581,303
[d]	Pool 841355, 1.90% (2.16% - SOFR30A) due 11/1/2051	4,103,785	3,952,925
[d]	Pool 841362, 1.702% (2.15% - SOFR30A) due 2/1/2052	5,122,588	4,876,320
[d]	Pool 841377, 1.94% (2.24% - SOFR30A) due 4/1/2052	5,383,916	5,129,756
[d]	Pool 841463, 2.152% (2.18% - SOFR30A) due 7/1/2052	14,160,186	12,857,420
	Pool RE6097, 2.00% due 5/1/2051	10,919,761	8,489,532
	Pool WN1497, 4.75% due 1/1/2030	8,425,000	8,424,912
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	24,972,223	24,570,442
	Series 5462 Class P, 4.50% due 10/25/2054	16,436,893	16,175,630
	Series 5469 Class QA, 4.50% due 11/25/2054	20,343,050	19,978,088
[d]	Series 5502 Class FH, 5.028% (SOFR30A + 1.40%) due 2/25/2055	14,268,768	14,399,814
[d]	Series 5552 Class PD, 5.00% due 9/25/2054	15,864,391	16,046,313
	Series 5638 Class A, 4.00% due 7/25/2054	30,002,076	28,982,942
	Series 5660 Class A, 5.00% due 11/25/2055	29,383,927	29,277,876
	Series 5660 Class B, 4.50% due 3/25/2056	23,191,339	22,712,509
	Series 5666 Class CA, 4.00% due 7/25/2052	23,938,164	23,271,109
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,594,150
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,436,974
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	18,762,309
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,037,833	1,805,166
	Series 2020-3 Class MTU, 2.50% due 5/25/2060	25,292,429	20,562,502
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	19,201,604	16,347,635
	Series 2024-1 Class MT, 3.00% due 11/25/2063	9,080,045	7,453,052
	Series 2024-2 Class MT, 3.50% due 5/25/2064	12,571,439	10,949,002
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	2,720,239	2,389,694
	Pool RQ0028, 6.00% due 7/1/2055	34,832,221	35,587,232
	Pool RQ0064, 5.50% due 11/1/2055	25,820,199	25,922,436
	Pool RQ0094, 5.00% due 2/1/2056	15,326,344	15,065,416
	Pool RQ0128, 5.50% due 6/1/2056	35,976,607	36,106,518
	Pool SD1374, 3.00% due 3/1/2052	7,140,437	6,231,381
	Pool SD1588, 5.00% due 9/1/2052	4,358,430	4,332,033
	Pool SD1626, 5.00% due 10/1/2052	6,071,951	6,039,855
	Pool SD3632, 2.50% due 7/1/2052	33,414,738	28,116,903
	Pool SD4175, 2.50% due 6/1/2052	37,299,659	31,388,767
	Pool SD4176, 3.00% due 9/1/2052	43,204,985	37,827,273
	Pool SD5171, 2.50% due 1/1/2054	30,158,746	25,379,477
	Pool SD6509, 6.00% due 8/1/2054	18,632,318	19,069,362
	Pool SD8140, 2.00% due 4/1/2051	30,167,794	24,339,031
	Pool SD8225, 3.00% due 7/1/2052	13,577,710	11,883,491
	Pool SD8367, 5.50% due 10/1/2053	12,271,402	12,368,891
[d,e]	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC01 Class M1, 3.657% due 12/25/2046	91,012	90,198

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 3.35% (5-Yr. CMT + 1.15%) due 4/1/2047	$3,781,664	$3,697,416
[d]	Pool BH4524, 4.032% (5-Yr. CMT + 1.15%) due 6/1/2046	7,956,623	7,773,436
[d]	Pool BM6885, 1.595% (2.20% - SOFR30A) due 12/1/2051	5,796,474	5,532,710
	Pool BM6899, 2.50% due 1/1/2052	9,205,523	7,553,831
[d]	Pool BM6929, 1.924% (2.13% - SOFR30A) due 7/1/2051	5,906,456	5,714,796
[d]	Pool BO9998, 2.743% (H15T1Y + 2.03%) due 3/1/2048	3,171,417	3,249,257
[d]	Pool BU9934, 1.841% (2.37% - SOFR30A) due 2/1/2052	13,121,569	11,862,687
	Pool BZ3061, 5.26% due 2/1/2030	29,454,000	29,544,780
[d]	Pool CB2214, 1.531% (2.21% - SOFR30A) due 11/1/2051	6,598,653	6,329,295
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	12,516,588	12,836,778
	Series 2024-70 Class MP, 4.50% due 10/25/2054	18,806,922	18,461,581
	Series 2025-90 Class PC, 4.00% due 10/25/2055	27,119,329	26,085,267
	Series 2026-36 Class AC, 4.75% due 8/25/2053	16,924,915	16,774,008
	Series 2026-7 Class CD, 4.00% due 4/25/2053	22,530,334	21,905,863
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	45,370,244	38,176,889
	Pool BW8669, 5.00% due 9/1/2052	3,907,339	3,863,314
	Pool CB2301, 3.00% due 12/1/2051	33,809,256	29,527,361
	Pool CB3050, 2.50% due 3/1/2052	22,015,569	18,526,753
	Pool CB3880, 5.00% due 6/1/2052	2,204,754	2,191,401
	Pool FS6130, 2.50% due 7/1/2052	24,750,667	20,828,419
	Pool FS7577, 2.50% due 1/1/2054	25,451,693	21,418,353
	Pool FS7757, 2.50% due 2/1/2052	24,572,914	20,580,894
	Pool FS7879, 2.50% due 7/1/2052	18,431,842	15,408,555
	Pool MA5138, 5.50% due 9/1/2053	6,748,282	6,802,932
	Pool MA5139, 6.00% due 9/1/2053	5,071,617	5,192,616
	Pool MA5166, 6.00% due 10/1/2053	9,737,865	9,969,298
	Pool MA5972, 5.50% due 2/1/2056	15,240,115	15,300,459
	Pool MA5982, 5.00% due 2/1/2046	24,223,415	24,111,640
	Pool MA6060, 4.50% due 5/1/2041	50,036,936	49,444,155
[i]	Pool MA6119, 5.50% due 7/1/2056	14,977,000	15,033,459
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-1 Class A2, 1.242% due 4/25/2050	103,649,806	2,759,966
[d,e]	Series 2020-1 Class B3, 2.882% due 4/25/2050	1,366,861	1,287,086
[d,e]	Series 2020-1 Class B4, 2.882% due 4/25/2050	1,325,000	1,236,942
[d,e]	Series 2020-1 Class B6, 2.882% due 4/25/2050	755,000	538,768
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	114,879	105,297
[d,e]	Series 2018-3INV Class B4, 4.433% due 5/25/2048	4,525,428	4,208,991
[d,e]	Series 2019-2 Class B3, 4.001% due 12/25/2049	3,240,398	2,963,804
[d,e,h]	Series 2020-2 Class AX1, 0.653% due 8/25/2050	20,553,940	681,380
[d,e,h]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	3,522,394	96,269
[d,e]	Series 2020-2 Class B4, 3.653% due 8/25/2050	189,191	167,110
[d,e]	Series 2020-2 Class B5, 3.653% due 8/25/2050	564,980	493,814
[d,e]	Series 2020-2 Class B6C, 3.413% due 8/25/2050	744,993	433,209
[d,e,h]	Series 2021-13IN Class AX1, 0.171% due 12/30/2051	143,172,423	1,331,518
[d,e,h]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	11,836,419	127,284
[d,e,h]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	10,825,703	323,375
[d,e]	Series 2021-13IN Class B4, 3.351% due 12/30/2051	2,413,554	2,011,648
[d,e]	Series 2021-13IN Class B5, 3.351% due 12/30/2051	439,991	358,233
[d,e]	Series 2021-13IN Class B6C, 3.186% due 12/30/2051	3,797,400	2,575,566
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	226,291	222,241
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	1,557,632	1,506,297
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	11,194,613	10,508,503
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	4,563,326
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	2,894,567	2,331,612
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	15,248,003	14,300,232
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	19,420,225	17,280,984
	Pool MA7706, 3.00% due 11/20/2051	85,910,349	76,407,015
	Pool MA8098, 3.00% due 6/20/2052	69,695,715	61,932,392
	Government National Mtg Assoc., CMO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2021-27 Class ED, 1.00% due 2/20/2051	$8,213,100	$6,345,933
[d]	Series 2025-118 Class S, 8.218% (21.45% - SOFR30A) due 7/20/2055	16,577,359	16,520,068
	Series 2025-139 Class DT, 5.00% due 3/20/2065	14,945,521	14,974,722
	Series 2025-69 Class GJ, 4.50% due 1/20/2054	14,029,607	13,631,284
[d,e]	GS Mortgage Securities Corp. Trust, CMBS, Series 2017-375H Class A, 3.591% due 9/10/2037	13,267,000	12,904,361
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	6,742,783	6,730,751
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-INV1 Class A11X, 3.392% due 10/25/2050	749,938	120,726
[d,e,h]	Series 2020-INV1 Class A12X, 2.908% due 10/25/2050	8,979,381	1,240,810
[d,e,h]	Series 2020-INV1 Class AIOS, 0.189% due 10/25/2050	50,687,013	555,043
[d,e,h]	Series 2020-INV1 Class AX1, due 10/25/2050	32,465,982	325
[d,e,h]	Series 2020-INV1 Class AX2, 0.408% due 10/25/2050	1,618,286	34,080
[d,e,h]	Series 2020-INV1 Class AX4, 0.921% due 10/25/2050	1,742,066	76,126
[d,e]	Series 2020-INV1 Class B4, 3.828% due 10/25/2050	1,140,106	1,013,946
[d,e]	Series 2020-INV1 Class B5, 3.828% due 10/25/2050	1,142,804	1,017,033
[d,e]	Series 2020-INV1 Class B6, 3.828% due 10/25/2050	2,927,583	2,096,464
[d,e,h]	Series 2020-INV1 Class BX, 0.328% due 10/25/2050	13,008,226	200,584
[d,e,h]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	1,900,118	251,387
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	5,715,829	5,712,632
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	5,149,356	4,964,841
[d,e]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	4,587,908	4,442,169
[d,e]	Series 2025-PJ5 Class A5, 5.50% due 10/25/2055	11,352,333	11,344,731
[d,e]	Series 2025-PJ7 Class A5, 5.50% due 12/25/2055	10,021,600	10,008,529
[d,e]	GSMS Trust, CMBS, Series 2026-DAWN Class A, 5.823% due 4/10/2043	6,637,035	6,587,494
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	15,559,055	15,711,646
	HOMES Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	6,176,385	6,191,636
[d,e]	Series 2024-NQM2 Class A1, 5.717% due 10/25/2069	4,034,339	4,042,159
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,480,522
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.102% due 11/25/2056	5,408,000	4,003,867
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,144,023	2,750,672
[d,e]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	11,765,489	10,712,634
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	11,874,887
[d,e]	Series 2022-NQM4 Class A1, 5.767% due 6/25/2067	9,555,375	9,522,938
[d,e]	Series 2022-NQM4 Class A3, 6.04% due 6/25/2067	2,896,091	2,891,852
[d,e]	Series 2022-NQM5 Class B1, 6.25% due 8/25/2067	6,353,000	6,335,450
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	10,083,861	10,067,277
[d,e]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	6,223,041	6,215,637
[d,e]	Series 2023-NQM1 Class A2, 6.703% due 2/25/2068	1,634,399	1,631,515
[d,e]	Series 2023-NQM1 Class A3, 7.16% due 2/25/2068	2,566,215	2,562,573
	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS,
[d,e]	Series 2025-BHR5 Class A, 5.319% (TSFR1M + 1.69%) due 3/15/2040	917,240	917,818
[d,e]	Series 2025-BHR5 Class B, 5.768% (TSFR1M + 2.14%) due 3/15/2040	8,240,000	8,255,477
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.507% due 6/25/2045	830,166	611,328
[d,e]	Series 2017-5 Class B6, 4.726% due 10/26/2048	3,073,715	2,440,848
[d,e]	Series 2019-8 Class B4, 4.134% due 3/25/2050	2,927,923	2,721,647
[d,e,h]	Series 2020-3 Class AX1, 0.126% due 8/25/2050	7,192,219	35,403
[d,e,h]	Series 2020-4 Class A11X, 1.551% (5.14% - TSFR1M) due 11/25/2050	1,425,994	82,690
[d,e,h]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	6,464,506	156,284
[d,e,h]	Series 2020-4 Class AX1, 0.062% due 11/25/2050	23,877,557	45,532
[d,e,h]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	660,592	114,075
[d,e,h]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,524,625	40,475
[d,e]	Series 2020-4 Class B4, 3.612% due 11/25/2050	1,174,265	1,040,028
[d,e]	Series 2020-4 Class B5, 3.612% due 11/25/2050	541,514	426,698
[d,e]	Series 2020-4 Class B6, 3.612% due 11/25/2050	1,054,996	568,869
[d,e]	Series 2020-7 Class B4, 3.505% due 1/25/2051	559,920	489,936
[d,e]	Series 2020-7 Class B5, 3.505% due 1/25/2051	400,404	259,492
[d,e]	Series 2020-7 Class B6, 2.449% due 1/25/2051	569,323	301,706
[d,e]	Series 2020-LTV1 Class B3A, 3.717% due 6/25/2050	2,460,684	2,215,026
[d,e]	Series 2021-11 Class B5, 3.016% due 1/25/2052	2,174,310	1,700,603
[d,e]	Series 2021-11 Class B6, 2.243% due 1/25/2052	2,472,777	1,256,024
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	10,859,106	8,966,382
[d,e]	Series 2022-2 Class B4, 3.12% due 8/25/2052	3,034,710	2,296,258

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2022-2 Class B5, 3.12% due 8/25/2052	$1,614,131	$1,076,609
[d,e]	Series 2022-2 Class B6, 1.783% due 8/25/2052	1,776,759	766,841
[d,e]	Series 2022-3 Class B4, 3.091% due 8/25/2052	2,487,404	1,979,146
[d,e]	Series 2022-3 Class B5, 3.091% due 8/25/2052	1,582,566	794,491
[d,e]	Series 2022-3 Class B6, 2.296% due 8/25/2052	1,460,644	623,463
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	6,312,038	6,108,933
[d,e]	Series 2022-LTV1 Class A1, 3.25% due 7/25/2052	13,951,183	12,192,135
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	5,008,256	5,004,760
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	4,811,151	4,789,783
[d,e]	Series 2024-11 Class A4, 6.00% due 4/25/2055	12,868,932	12,883,564
[d,e]	Series 2025-5MPR Class A1D, 5.50% due 11/25/2055	12,113,091	12,092,852
[d,e]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	17,105,942	17,058,166
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 4.928% (SOFR30A + 1.30%) due 3/25/2051	3,407,309	3,407,299
[d,e]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	5,400,000	5,377,644
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	9,398,000	9,096,917
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-INV2 Class AX1, 0.107% due 8/25/2051	84,967,613	344,671
[d,e,h]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	5,821,829	238,065
[d,e]	Series 2021-INV2 Class B5, 3.307% due 8/25/2051	295,843	237,121
[d,e]	Series 2021-INV2 Class B6, 3.307% due 8/25/2051	1,436,068	796,298
[d,e,h]	Series 2021-INV3 Class AX1, 0.144% due 10/25/2051	102,921,020	624,597
[d,e,h]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,371,720	232,939
[d,e]	Series 2021-INV3 Class B5, 3.194% due 10/25/2051	407,987	323,324
[d,e]	Series 2021-INV3 Class B6, 3.124% due 10/25/2051	1,827,006	1,048,036
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.836% due 8/25/2034	27,229	25,495
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	142,229	141,449
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	2,537,146	2,460,143
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	726,618
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	688,747	667,269
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	5,832,474	5,175,029
[d,e]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	5,599,092	5,516,180
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,609,979
[d,e]	Series 2022-NQM2 Class A1, 5.00% due 5/25/2067	23,011,427	22,431,879
[d,e]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	14,771,817	14,793,912
[d,e]	Series 2024-NQM1 Class A1, 6.579% due 3/25/2069	9,394,427	9,441,972
[d,e]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	11,189,909	10,713,010
[d,e]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	8,385,034	8,117,372
[e]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	14,248,825	14,830,642
	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	8,515,709	8,536,343
[d,e]	Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	18,062,707	17,676,915
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	558,677	540,584
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	467,059	451,095
[d,e]	Series 2017-5A Class A1, 5.263% (TSFR1M + 1.61%) due 6/25/2057	240,576	244,548
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	250,208	244,235
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	466,988	457,901
[d,e,h]	Series 2021-INV1 Class AX1, 0.745% due 6/25/2051	85,488,125	3,463,346
[d,e]	Series 2021-INV1 Class B5, 3.245% due 6/25/2051	1,099,729	911,887
[d,e]	Series 2021-INV1 Class B6, 3.234% due 6/25/2051	1,937,768	1,215,710
[d,e]	Series 2022-NQM3 Class A1, 4.90% due 4/25/2062	14,216,589	13,290,851
[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	12,557,392	11,744,212
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	14,306,086	14,306,086
[d,e]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	7,025,429	7,009,729
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,784,584
	OBX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	4,664,724	3,797,533
[d,e]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	12,355,501	10,457,641
[d,e]	Series 2024-NQM1 Class A1, 5.928% due 11/25/2063	12,189,714	12,191,157
[d,e]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	7,179,158	7,205,010
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	26,914,348	24,844,624
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	16,826,527	16,840,271
[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	4,252,023	4,035,457

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Pretium Mortgage Credit Partners LLC, Whole Loan Securities Trust CMO, Series 2026-NPL5 Class A1, 5.71% due 4/25/2056	$21,197,796	$21,201,857
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	3,272,078	2,741,279
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,837,197
[d,e]	Series 2023-AFC1 Class A2, 7.002% due 2/25/2058	3,512,405	3,507,160
[d,e]	Series 2023-AFC1 Class A3, 7.304% due 2/25/2058	3,362,321	3,357,879
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	3,978,155	4,000,435
[d,e]	Series 2024-HOME1 Class M1, 6.861% due 5/25/2059	1,550,000	1,561,526
	PRPM LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	7,368,935	7,267,300
[d,e]	Series 2025-1 Class A1, 5.993% due 4/25/2030	14,924,716	14,875,296
[d,e]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	12,456,455	12,008,940
[d,e]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	15,702,346	14,995,659
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 5.40% due 4/25/2067	22,414,237	22,331,935
[d,e]	Series 2022-INV1 Class A3, 4.40% due 4/25/2067	6,659,980	6,635,103
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	6,344,228	6,326,871
[d,e]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	3,934,629	3,927,840
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	10,263,756	9,044,503
[d,e]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	15,768,610	15,751,023
[d,e]	RFT Trust, Whole Loan Securities Trust CMO, Series 2025-RR1 Class A1, 6.767% due 6/27/2028	13,521,587	13,533,004
[e]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	11,400,000	11,513,311
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	4,308,708	3,967,478
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.085% due 11/25/2030	1,686,000	1,604,813
[d,e]	Series 2016-3 Class B3, 3.605% due 11/25/2046	1,875,580	1,362,846
[d,e]	Series 2017-7 Class B3, 3.717% due 10/25/2047	1,086,828	976,590
[d,e]	Series 2018-7 Class B4, 4.251% due 9/25/2048	1,802,000	1,465,900
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	11,395,360	9,372,987
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	5,207,243	5,280,580
[d,e]	Series 2025-10 Class A2, 5.00% due 11/25/2055	16,273,744	15,835,354
[d,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.14% (TSFR1M + 1.51%) due 5/15/2038	14,442,000	14,421,213
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	8,791,815	128,597
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,971,633
[d,e]	Series 2019-3 Class B3, 6.301% due 9/25/2059	842,000	741,842
[e]	Series 2019-3 Class XS1, due 9/25/2059	9,320,690	93
[e]	Series 2019-3 Class XS2, due 9/25/2059	8,854,567	476,421
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	524,664	493,003
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	4,977,438	4,145,678
[d,e]	Series 2022-1 Class B2, 3.953% due 3/27/2062	4,204,000	2,981,645
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.59% due 11/25/2046	1,930,268	1,456,089
[d,e]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.214% (TSFR1M + 2.59%) due 4/15/2042	8,020,477	8,057,244
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	18,658,000	16,609,354
	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-SH2 Class B1, 5.00% due 6/25/2055	2,195,554	2,185,118
[d,e]	Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	4,391,702	4,320,264
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	11,741,055	9,831,494
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.656% due 7/25/2048	2,121,445	1,941,635
[d,e]	Series 2018-2 Class B4, 3.656% due 7/25/2048	2,040,000	1,422,378
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	13,058,392	13,067,538
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	257,988	255,967
[d,e]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,433,910	15,026,528
[d,e]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	14,520,681	13,244,989
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 5.35% due 6/25/2057	8,104,872	8,001,368
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.623% due 8/25/2057	10,000,000	9,972,252
[d,e]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 1.986% due 4/25/2065	271,051	264,430
[d,e]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	3,872,935	3,873,695
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,051,478
[d,e]	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2018-1745 Class A, 3.874% due 6/15/2036	4,000,000	3,760,674

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-INV1 Class A2, 0.50% due 8/25/2051	$74,211,950	$2,156,443
[d,e]	Series 2021-INV1 Class B4, 3.302% due 8/25/2051	1,544,255	1,300,155
[d,e]	Series 2021-INV1 Class B5, 3.302% due 8/25/2051	1,239,183	1,011,659
[d,e]	Series 2021-INV1 Class B6, 3.302% due 8/25/2051	952,869	474,509
	Total Mortgage Backed (Cost $2,719,033,660)		2,701,804,473
	Loan Participations — 2.6%
	Capital Goods — 0.3%
	Aerospace & Defense — 0.2%
[j]	Dynasty Acquisition Co., Inc., 5.644% (SOFR + 2.00%) due 10/31/2031	19,693,631	19,732,427
[j]	TransDigm, Inc., 6.144% (SOFR + 2.50%) due 2/13/2033	1,000,000	999,840
	Construction & Engineering — 0.1%
[g,j]	Green Infrastructure Partners, Inc., 6.482% (SOFR + 2.75%) due 9/24/2032	9,905,175	9,892,793
			30,625,060
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[j]	Imagefirst Holdings LLC, 6.664% - 8.75% (SOFR + 3.00%) due 3/12/2032	19,750,750	19,734,357
			19,734,357
	Consumer Discretionary Distribution & Retail — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[j]	Aramark Services, Inc., 5.394% (SOFR + 1.75%) due 6/22/2030	10,908,751	10,903,297
	Specialty Retail — 0.0%
[j]	Men’s Wearhouse, Inc., 9.414% (SOFR + 5.75%) due 1/28/2031	753,846	759,364
			11,662,661
	Consumer Durables & Apparel — 0.3%
	Textiles, Apparel & Luxury Goods — 0.3%
[j]	ABG Intermediate Holdings 2 LLC, 5.894% (SOFR + 2.25%) due 12/21/2028 - 2/13/2032	19,443,580	19,421,954
[j]	Champ Acquisition Corp., 6.894% (SOFR + 3.25%) due 11/25/2031	6,678,820	6,703,866
			26,125,820
	Consumer Staples Distribution & Retail — 0.3%
	Biotechnology — 0.0%
[j]	BioMarin Pharmaceutical, Inc., 5.428% (SOFR + 1.75%) due 4/27/2033	3,000,000	2,998,500
	Commercial Services & Supplies — 0.2%
[j]	APi Group DE, Inc., 5.394% (SOFR + 1.75%) due 5/16/2033	498,750	497,553
[j]	Belron Finance 2019 LLC, 5.657% (SOFR + 2.00%) due 10/16/2031	17,496,572	17,471,026
	Personal Care Products — 0.1%
[k]	Prestige Brands, Inc., due 6/13/2033	5,646,000	5,646,000
			26,613,079
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
	Venture Global Plaquemines LNG LLC,
[k]	due 5/25/2029	1,686,073	1,681,858
[k]	due 5/25/2029	13,773,795	13,750,793
			15,432,651
	Equity Real Estate Investment Trusts (REITs) — 0.0%
	Diversified REITs — 0.0%
[j]	Iron Mountain, Inc., 5.644% (SOFR + 2.00%) due 1/31/2031	4,936,709	4,923,133
			4,923,133
	Financial Services — 0.2%
	Capital Markets — 0.2%
[j]	Corpay Technologies Operating Co. LLC, 5.372% - 5.394% (SOFR + 1.75%) due 11/5/2032	23,250,440	23,179,758
[g,j]	IMC Financing LLC, 6.652% (SOFR + 3.00%) due 6/18/2032	990,000	988,763
			24,168,521

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food, Beverage & Tobacco — 0.1%
	Beverages — 0.1%
[j]	Celsius Holdings, Inc., 5.982% (SOFR + 2.25%) due 4/1/2032	$9,263,333	$9,309,650
			9,309,650
	Health Care Equipment & Services — 0.1%
	Health Care Providers & Services — 0.1%
[j]	Select Medical Corp., 5.644% (SOFR + 2.00%) due 12/3/2031	13,003,728	12,982,012
			12,982,012
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 5.639% (SOFR + 2.00%) due 3/19/2032	7,304,128	7,274,473
			7,274,473
	Materials — 0.1%
	Chemicals — 0.1%
[j]	TPC Group, Inc., 9.418% (SOFR + 5.75%) due 12/16/2031	12,837,500	12,414,248
			12,414,248
	Media & Entertainment — 0.0%
	Media — 0.0%
[j]	Century De Buyer LLC, 6.663% (SOFR + 3.00%) due 10/30/2030	3,439,099	3,418,843
			3,418,843
	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
	Pharmaceuticals — 0.0%
[j]	Elanco Animal Health, Inc., 5.371% (SOFR + 1.75%) due 10/31/2032	1,496,250	1,495,128
			1,495,128
	Software & Services — 0.3%
	Information Technology Services — 0.1%
	CACI International, Inc.,
[j]	5.394% (SOFR + 1.75%), due 10/30/2031	3,447,500	3,441,053
[k]	(SOFR + 1.75%) due 3/9/2033	6,690,000	6,673,275
	Software — 0.2%
[k]	Electronic Arts, Inc., due 3/24/2033	16,850,000	16,886,228
[j]	GoTo Group, Inc., 8.576% - 8.58% (SOFR + 4.75%) due 4/28/2028	4,987,483	2,365,342
[j]	SS&C Technologies, Inc., 5.644% (SOFR + 2.00%) due 5/9/2031	3,729,593	3,721,052
			33,086,950
	Technology Hardware & Equipment — 0.1%
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Xerox Holdings Corp., 7.627% - 7.732% (SOFR + 4.00%) due 11/19/2029	8,652,000	6,070,848
			6,070,848
	Telecommunication Services — 0.2%
	Media — 0.1%
[j]	Discovery Global Holdings, Inc., 6.144% (SOFR + 2.50%) due 6/3/2033	6,237,692	6,237,131
	Wireless Telecommunication Services — 0.1%
[a,j]	Scancom Finance III LLC, 11.25% (SOFR + 6.91%) due 12/18/2029	9,000,000	8,932,500
			15,169,631
	Total Loan Participations (Cost $265,800,051)		260,507,065
	Short-Term Investments — 2.9%
[l]	Thornburg Capital Management Fund	29,392,112	293,921,124
	Total Short-Term Investments (Cost $293,921,124)		293,921,124
	Total Investments — 100.6% (Cost $10,227,306,116)		$10,169,768,738
	Liabilities Net of Other Assets — (0.6)%		(56,433,813)
	Net Assets — 100.0%		$10,113,334,925

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2026
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	108,080,200	12/16/2026	124,381,160	$1,840,301	$—

Net unrealized appreciation (depreciation)						$1,840,301

*	Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

e
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$4,926,332,599, representing 48.71% of the Fund’s net assets.

f	Bond in default.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Interest only.
i	When-issued security.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2026.
k
This position or a portion of this position represents an unsettled loan purchase.  The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight
Financing Rate ("SOFR") plus a premium which was determined at the time of purchase.

l	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
IDR	Denominated in Indonesian Rupiah
Mtg	Mortgage
NZD	Denominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund
June 30, 2026 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$475,342,650	$2,086,145,294	$(2,267,566,820)	$-	$-	$293,921,124	$11,813,277